                    PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
                     THE PENN MUTUAL LIFE INSURANCE COMPANY
                                600 DRESHER ROAD
                           HORSHAM, PENNSYLVANIA 19044
                                 (215) 956-8000

                      CERTIFICATION PURSUANT TO RULE 497(j)
                  UNDER THE SECURITIES ACT OF 1933, AS AMENDED
                               FILE NO. 333-62811

We hereby certify that the prospectus and statement of additional information that would have been required to be filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 5 to the Registration Statement for Penn Mutual Variable Annuity Account III (File No. 333-62811) electronically filed on April 20, 2001, the most recent amendment to the Registration Statement.

                                      Penn Mutual Variable Annuity Account III

                                      By: The Penn Mutual Life Insurance Company

Dated: May 1, 2001                    By: /s/ Kenneth J. Kussay
                                          --------------------------------------
                                          Kenneth J. Kussay